Loan Payables Due to Related Party and Crypto Asset Collateral Receivable from Related Party	12 Months Ended
Dec. 31, 2025
Related Party [Member]
Loan Payables Due to Related Party and Crypto Asset Collateral Receivable from Related Party [Line Items]
Loan payables due to related party and crypto asset collateral receivable from related party

12. Loan payables due to related party and crypto asset collateral receivable from related party

Loan payables consist of the following:

(in USD)	December 31, 2024	December 31, 2025
Short-term loan payables	175,972,800	262,266,751
Long-term loan payables, current portion	103,472,536	45,268,300
Total loan payables, current	279,445,336	307,535,051
Long-term loan payables, non-current portion	128,166,851	680,191,285
Term loan payables	—	40,590,795
Total loan payables, non current	128,166,851	720,782,080
Total loan payables	407,612,187	1,028,317,131

Short-term payables due to funding partner consist of borrowings made by the Company, usually settled in USDT and denominated in USD, and payable within one year. The Company acquires its funding from its funding partner, Northstar, and the funding rates borne by the borrowings ranged from 5.45% to 5.67% (2024: 5.45%) per annum.

Long-term loan payables due to funding partner are usually settled in USDT and denominated in USD, and has a duration of more than one year.

The Company has the option to repay the loan principal at any given time without penalty. The interest rates borne by the borrowings ranged from 5.45% to 5.67% (2024: 5.45%) per annum.

Term loan payables due to funding partner were incurred by Aurelion, a subsidiary of Antalpha. The loan has a term of three years and bears interest at 6% per annum, and is secured by first-priority liens over XAUt collateral. The loan may be repaid, in whole or in part, at any time without penalty.

The Company enters into borrowing arrangements and pledges crypto assets as collateral to its funding partner. The Company recognizes such pledged assets under “crypto assets collateral receivable from related party” on the combined and consolidated balance sheets, as follows:

(in USD)	December 31, 2024	December 31, 2025
Short-term collateral receivables	465,326,145	414,081,147
Long-term collateral receivables, current	200,640,843	15,795,812
Total collateral receivables, current	665,966,988	429,876,959
Long-term collateral receivables, non-current	71,040,098	754,895,423
Collateral receivables - Term loan	—	72,073,550
Total collateral receivables, non-current	71,040,098	826,968,973
Total collateral receivables	737,007,086	1,256,845,932

	December 31, 2024		December 31, 2025
	Units	Fair Value USD	Units	Fair Value USD
Bitcoin	8,019	737,007,086	12,883	1,131,333,447
Ethereum	—	—	9,115	27,180,630
XAUt	—	—	6,052	26,258,305
XAUt - Term loan	—	—	16,613	72,073,550
Total		737,007,086		1,256,845,932

Crypto assets pledged as collateral are initially measured at their fair value on the date they are received. Subsequent to initial recognition, the Company periodically remeasures the fair value of the collateral, with any changes in fair value recognized in the Company’s financial statements.

As of December 31, 2023, under the Company’s back-to-back pledging arrangement with its funding partner, any fair value gains or losses arising from the remeasurement of crypto asset collateral payables to customers were fully offset by corresponding changes in the fair value of crypto asset collateral receivables from the funding partner. As of December 31, 2024, while the Company’s collateral management approach has evolved, the total crypto asset collateral payables and receivables remain balanced, with any temporary differences reflected in the Company’s crypto assets held. As a result, these gains or losses net to zero and are not presented as separate line items in the combined and consolidated statements of operations.

Under the agreement between the Company and its funding partner upon the Company’s full repayment of its obligations, provided there are no defaults, the funding partner is obligated to return the same quantity and type of crypto assets originally posted as collateral.